Supplement dated January 20, 2012 to the Prospectuses for

Madison Mosaic Government Money Market Trust dated February 1, 2011 for the Government Money Market Fund

Madison Mosaic Tax-Free Trust dated February 1, 2011 for the Virginia Tax-Free Fund and Tax-Free National Fund

Madison Mosaic Income Trust dated May 1, 2011 for the Government Fund and Core Bond Fund; the Institutional Bond Fund; and the Investment Grade Corporate Bond Fund

Madison Mosaic Equity Trust dated May 1, 2011 for the Investors Fund, Mid-Cap Fund, Disciplined Equity Fund and Balanced Fund; and the Madison Institutional Equity Option Fund

Madison Mosaic Equity Trust dated June 30, 2011 for the NorthRoad International Fund

Effective January 31, 2012, the current shares offered by the Madison Mosaic Funds will be designated Class Y shares.  This designation is being done to distinguish the current offering from any new classes of shares that may be offered for sale in the future.  The designation of this share class as Class Y has no impact on the current funds’ operations, investment policies or expense ratios.   The funds’ NASDAQ symbols, CUSIP and fund numbers will remain the same.

On and after January 31, 2012 the funds’ names will be reflected on account confirmation and statements as shown below.

NASDAQ Symbol	Previous Fund Name	New Fund Name
MADTX	Madison Mosaic Government Fund	Madison Mosaic Government Fund Class Y
MADBX	Madison Mosaic Core Bond Fund	Madison Mosaic Core Bond Fund Class Y
COINX	Madison Mosaic Investment Grade Corporate Bond Fund	Madison Mosaic Investment Grade Corporate Bond Fund Class Y
MINVX	Madison Mosaic Investors Fund	Madison Mosaic Investors Fund Class Y
GTSGX	Madison Mosaic Mid-Cap Fund	Madison Mosaic Mid-Cap Fund Class Y
MADEX	Madison Mosaic Disciplined Equity Fund	Madison Mosaic Disciplined Equity Fund Class Y
BHBFX	Madison Mosaic Balanced Fund	Madison Mosaic Balanced Fund Class Y
MADOX	Madison Institutional Equity Option Fund	Madison Institutional Equity Option Fund Class Y
NRIEX	NorthRoad International Fund	NorthRoad International Fund Class Y
GTVAX	Madison Mosaic Virginia Tax-Free Fund	Madison Mosaic Virginia Tax-Free Fund Class Y
GTFHX	Madison Mosaic Tax-Free National Fund	Madison Mosaic Tax-Free National Fund Class Y
GITXX	Madison Mosaic Government Money Market Fund	Madison Mosaic Government Money Market Fund Class Y

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Please keep this Supplement with your records.